Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement [line items]
Net income from continuing operations	$ 7,703	$ 6,698		$ 7,028
Reversal of non-cash items	7,058	8,437		9,070
Dividends received from associated companies	987	899		432
Interest received	97	43		34
Interest paid	(708)	(723)		(646)
Other financial receipts				714
Other financial payments	(272)	(155)		(23)
Taxes paid	(1,611)	(2,111)		(2,454)
Cash flows before working capital and provision changes from continuing operations	13,254	13,088		14,155
Payments out of provisions and other net cash movements in non-current liabilities	(877)	(1,536)		(1,207)
Change in net current assets and other operating cash flow items	244	(77)		(863)
Cash flows from operating activities from continuing operations	12,621	11,475		12,085
Cash flows used in operating activities from discontinued operations				(188)
Total cash flows from operating activities	12,621	11,475		11,897
Purchase of property, plant and equipment	(1,696)	(1,862)		(2,367)
Proceeds from sales of property, plant and equipment	92	161		237
Purchase of intangible assets	(1,050)	(1,017)		(1,138)
Proceeds from sales of intangible assets	640	847		621
Purchase of financial assets	(468)	(247)		(264)
Proceeds from sales of financial assets	330	247		166
Purchase of other non-current assets	(42)	(149)		(82)
Proceeds from sales of other non-current assets	1			1
Divestments of interests in associated companies	29
Acquisitions and divestments of businesses, net	(784)	(765)		(16,507)
Purchase of marketable securities and commodities	(580)	(530)		(595)
Proceeds from sales of marketable securities and commodities	549	622		262
Cash flows used in investing activities from continuing operations	(2,979)	(2,693)		(19,666)
Cash flows used in/from investing activities from discontinued operations	(140)	(748)	[1]	8,882	[2]
Total cash flows used in/from investing activities	(3,119)	(3,441)		(10,784)
Dividends paid to shareholders of Novartis AG	(6,495)	(6,475)		(6,643)
Acquisition of treasury shares	(5,490)	(1,109)		(6,071)
Proceeds from exercise options and other treasury share transactions	252	214		1,581
Proceeds from non-current financial debts	4,933	1,935		4,596
Repayment of non-current financial debts	(188)	(1,696)		(3,086)
Change in current financial debts	(755)	1,816		451
Impact of change in ownership of consolidated entities	0	(6)		0
Dividends paid to non-controlling interests and other financing cash flows	10	7		(4)
Cash flows used in financing activities	(7,733)	(5,314)		(9,176)
Effect of exchange rate changes on cash and cash equivalents	84	(387)		(286)
Net change in cash and cash equivalents	1,853	2,333		(8,349)
Cash and cash equivalents at beginning of period	7,007	4,674		13,023
Cash and cash equivalents at end of period	$ 8,860	$ 7,007		$ 4,674

[1]	In 2016, the total net tax payment amounted to USD 2,299 million, of which USD 188 million was included in the cash flows used in investing activities from discontinued operations.
[2]	In 2015, the total net tax payment amounted to USD 3,325 million, of which a refund of USD 94 million was included in the cash flows used in operating activities from discontinued operations, and a USD 965 million payment in the cash flows from investing activities of discontinued operations.